UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

Morgan Stanley Income Securities Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Arthur Lev

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (89.2%)
	Basic Materials (6.2%)
$ 535	ArcelorMittal (Luxembourg)	10.35%	06/01/19	$642,440
EUR 696	ArcelorMittal, Series MT (Luxembourg)	7.25	04/01/14	200,518
$ 980	Barrick Gold Corp. (Canada)	3.85	04/01/22	1,039,378
1,165	CF Industries, Inc.	6.875	05/01/18	1,424,811
375	Eldorado Gold Corp. (Canada) (a)	6.125	12/15/20	383,438
395	FMG Resources August 2006 Pty Ltd. (Australia) (a)	6.375	02/01/16	410,800
315	Georgia-Pacific LLC	7.75	11/15/29	431,919
435	Georgia-Pacific LLC	8.875	05/15/31	653,992
134	Goldcorp, Inc. (Canada)	2.00	08/01/14	148,489
375	Incitec Pivot Ltd. (Australia) (a)	4.00	12/07/15	394,622
460	Kinross Gold Corp. (Canada)	5.125	09/01/21	472,771
585	Lubrizol Corp.	8.875	02/01/19	817,295
855	MeadWestvaco Corp.	7.375	09/01/19	1,073,933
550	NewMarket Corp. (a)	4.10	12/15/22	560,771
605	Teck Resources Ltd. (Canada)	6.25	07/15/41	714,207
523	Tronox Finance LLC (a)	6.375	08/15/20	530,191
490	Vale Overseas Ltd. (Brazil)	6.875	11/21/36	609,844
520	Xstrata Finance Canada Ltd. (Canada) (a)	4.00	10/25/22	526,683

				11,036,102

	Communications (13.7%)
380	AT&T, Inc.	6.30	01/15/38	488,955
525	British Sky Broadcasting Group PLC (United Kingdom) (a)	3.125	11/26/22	524,280
245	Cablevision Systems Corp.	7.75	04/15/18	273,787
425	CC Holdings GS V LLC (a)	3.849	04/15/23	433,272
770	CenturyLink, Inc.	5.80	03/15/22	815,442
210	CenturyLink, Inc.	6.15	09/15/19	230,841
540	CenturyLink, Inc.	6.45	06/15/21	597,683
2,580	Comcast Corp.	6.40	05/15/38	3,308,053
170	CSC Holdings LLC (a)	6.75	11/15/21	189,338
945	Deutsche Telekom International Finance BV (Germany)	8.75	06/15/30	1,419,570
1,450	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	3.80	03/15/22	1,498,800
425	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	4.60	02/15/21	460,864
375	DISH DBS Corp.	5.875	07/15/22	405,000
865	NBC Universal Media LLC	4.375	04/01/21	973,393
350	News America, Inc.	6.15	02/15/41	444,962
670	News America, Inc.	6.40	12/15/35	834,437
505	Omnicom Group, Inc.	3.625	05/01/22	527,109
230	Priceline.com, Inc. (a)	1.00	03/15/18	246,819
900	Qtel International Finance Ltd. (Qatar) (a)	3.25	02/21/23	901,350
150	Qwest Corp.	6.875	09/15/33	151,500
250	Symantec Corp., Series B	1.00	06/15/13	269,531
1,460	Telecom Italia Capital SA (Italy)	7.175	06/18/19	1,701,630
325	Telefonaktiebolaget LM Ericsson (Sweden)	4.125	05/15/22	338,427
800	Telefonica Europe BV (Spain)	8.25	09/15/30	951,000
440	Time Warner Cable, Inc.	4.50	09/15/42	430,843
2,190	Time Warner Cable, Inc.	6.75	07/01/18	2,738,952
250	Time Warner, Inc.	4.90	06/15/42	269,262
85	Time Warner, Inc.	6.50	11/15/36	106,677
1,565	Time Warner, Inc.	7.70	05/01/32	2,194,443
740	Verizon Communications, Inc.	3.85	11/01/42	731,040

				24,457,260

	Consumer, Cyclical (4.7%)
825	Best Buy Co., Inc.	3.75	03/15/16	775,500

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited) continued

$ 630	Chrysler Group LLC/CG Co-Issuer, Inc.	8.00%	06/15/19	$689,850
540	Daimler Finance North America LLC (Germany)	8.50	01/18/31	842,789
400	Exide Technologies	8.625	02/01/18	341,000
985	Gap, Inc. (The)	5.95	04/12/21	1,128,750
138	International Game Technology	3.25	05/01/14	144,641
640	Macy’s Retail Holdings, Inc.	3.875	01/15/22	683,430
395	QVC, Inc. (a)	7.125	04/15/17	414,260
495	Volkswagen International Finance N.V. (Germany) (a)	2.375	03/22/17	510,351
450	WMG Acquisition Corp. (a)	6.00	01/15/21	477,000
665	Wyndham Worldwide Corp.	4.25	03/01/22	687,895
600	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375	03/15/22	640,500
825	Yum! Brands, Inc.	6.875	11/15/37	1,130,368

				8,466,334

	Consumer, Non-Cyclical (11.7%)
385	AbbVie, Inc. (a)	4.40	11/06/42	411,046
715	Aetna, Inc.	2.75	11/15/22	710,636
400	Albea Beauty Holdings SA (a)	8.375	11/01/19	424,000
685	Altria Group, Inc.	10.20	02/06/39	1,149,448
2,075	Amgen, Inc.	3.875	11/15/21	2,282,940
485	Amgen, Inc.	5.15	11/15/41	547,941
162	Beam, Inc.	6.375	06/15/14	174,684
655	Boston Scientific Corp.	6.00	01/15/20	765,144
680	Cigna Corp.	5.375	02/15/42	794,792
676	Delhaize Group SA (Belgium)	5.70	10/01/40	635,762
425	Diageo Investment Corp. (United Kingdom)	2.875	05/11/22	439,616
780	Experian Finance PLC (United Kingdom) (a)	2.375	06/15/17	794,361
590	Express Scripts Holding Co. (a)	2.65	02/15/17	613,838
1,410	Express Scripts Holding Co. (a)	3.90	02/15/22	1,523,268
870	Gilead Sciences, Inc.	4.50	04/01/21	996,021
325	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	370,119
176	Jarden Corp. (a)	1.875	09/15/18	178,970
829	Kraft Foods Group, Inc. (a)	5.375	02/10/20	996,893
425	Kraft Foods Group, Inc. (a)	6.50	02/09/40	560,630
585	Kraft Foods Group, Inc. (a)	6.875	01/26/39	790,374
365	Life Technologies Corp.	6.00	03/01/20	433,239
756	Mondelez International, Inc.	5.375	02/10/20	914,071
470	SABMiller Holdings, Inc. (a)	3.75	01/15/22	508,499
305	SABMiller Holdings, Inc. (a)	4.95	01/15/42	347,128
585	Sigma Alimentos SA de CV (Mexico) (a)	5.625	04/14/18	662,512
227	Smithfield Foods, Inc.	4.00	06/30/13	240,762
305	Teva Pharmaceutical Finance Co. BV (Israel)	2.95	12/18/22	309,189
550	Teva Pharmaceutical Finance IV BV (Israel)	3.65	11/10/21	589,746
305	UnitedHealth Group, Inc.	1.40	10/15/17	305,830
190	UnitedHealth Group, Inc.	2.75	02/15/23	192,122
675	Verisk Analytics, Inc.	5.80	05/01/21	757,703
196	Vertex Pharmaceuticals, Inc.	3.35	10/01/15	221,358
261	WellPoint, Inc. (a)	2.75	10/15/42	282,043

				20,924,685

	Energy (9.3%)
155	Access Midstream Partners LP/ACMP Finance Corp.	4.875	05/15/23	157,519
650	Canadian Natural Resources Ltd. (Canada)	6.25	03/15/38	840,362
250	Canadian Oil Sands Ltd. (Canada) (a)	6.00	04/01/42	294,703
425	Canadian Oil Sands Ltd. (Canada) (a)	7.75	05/15/19	542,290
400	Continental Resources, Inc.	7.125	04/01/21	454,000
475	Devon Energy Corp.	4.75	05/15/42	510,211
350	Enterprise Products Operating LLC	5.20	09/01/20	418,440
1,400	Enterprise Products Operating LLC	5.95	02/01/41	1,696,474
370	FMC Technologies, Inc.	3.45	10/01/22	378,400
300	Hess Corp.	6.00	01/15/40	367,320

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited) continued

$ 490	Hess Corp.	7.125%		03/15/33		$655,582
355	Kinder Morgan Energy Partners LP	6.85		02/15/20		447,932
200	Lukoil International Finance BV (Russia)	2.625		06/16/15		227,200
150	Marathon Petroleum Corp.	5.125		03/01/21		176,827
400	Marathon Petroleum Corp.	6.50		03/01/41		508,649
850	Murphy Oil Corp.	3.70		12/01/22		848,509
1,030	Petro-Canada (Canada)	5.95		05/15/35		1,272,727
1,250	Phillips 66 (a)	4.30		04/01/22		1,399,471
750	Pioneer Natural Resources Co.	3.95		07/15/22		787,435
1,090	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36		1,397,284
309	Sinopec Group Overseas Development 2012 Ltd. (China) (a)(b)	2.75		05/17/17		321,186
150	Tesoro Corp.	5.375		10/01/22		160,500
1,100	Valero Energy Corp.	6.125		02/01/20		1,339,558
1,150	Weatherford International Ltd.	4.50		04/15/22		1,222,719
225	Williams Cos., Inc. (The)	3.70		01/15/23		227,421

						16,652,719

	Finance (29.0%)
EUR 200	Aabar Investments PJSC (Germany)	4.00		05/27/16		270,326
$ 315	ABB Treasury Center USA, Inc. (Switzerland) (a)	4.00		06/15/21		349,104
260	ABN Amro Bank N.V. (Netherlands) (a)	4.25		02/02/17		284,236
790	Aegon N.V. (Netherlands)	4.625		12/01/15		861,804
231	Affiliated Managers Group, Inc.	3.95		08/15/38		256,987
400	Alexandria Real Estate Equities, Inc.	4.60		04/01/22		430,146
575	Ally Financial, Inc.	5.50		02/15/17		617,950
1,290	American Financial Group, Inc.	9.875		06/15/19		1,676,834
2,315	American International Group, Inc.	6.40		12/15/20		2,877,080
165	Ares Capital Corp. (a)	5.75		02/01/16		177,994
375	AvalonBay Communities, Inc.	2.95		09/15/22		374,330
324	Banco Santander Brasil SA (Brazil) (a)	4.25		01/14/16		337,770
550	Banco Santander Brasil SA (Brazil) (a)	4.625		02/13/17		584,375
900	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) (a)	4.125		11/09/22		918,000
700	Banco Votorantim SA (Brazil) (a)	5.25		02/11/16		740,250
770	Bank of America Corp., Series L	5.65		05/01/18		896,899
1,450	Barclays Bank PLC (United Kingdom) (a)	6.05		12/04/17		1,611,154
200	Billion Express Investments Ltd. (China) (b)	0.75		10/18/15		212,050
335	BNP Paribas SA (France)	5.00		01/15/21		376,884
775	Boston Properties LP	3.85		02/01/23		815,794
360	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17		406,821
1,000	Capital One Bank, USA NA	8.80		07/15/19		1,355,879
600	Capital One Capital VI	8.875		05/15/40		600,000
640	CIT Group, Inc.	5.00		05/15/17		681,600
1,250	Citigroup, Inc. (c)	8.50		05/22/19		1,682,982
1,385	CNA Financial Corp.	7.35		11/15/19		1,739,556
475	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	3.95		11/09/22		487,406
150	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands) (a)	11.00	(e)	02/08/22	(d)	204,113
815	Credit Suisse (Switzerland)	5.40		01/14/20		917,734
575	Dexus Diversified Trust/Dexus Office Trust (Australia) (a)	5.60		03/15/21		619,115
320	Discover Bank	7.00		04/15/20		397,930
420	Discover Financial Services (a)	3.85		11/21/22		434,277
230	ERP Operating LP	4.625		12/15/21		259,545
205	Farmers Exchange Capital (a)	7.05		07/15/28		252,559
450	Ford Motor Credit Co., LLC	5.00		05/15/18		497,671
2,185	Ford Motor Credit Co., LLC	5.875		08/02/21		2,548,899
355	General Electric Capital Corp.	5.30		02/11/21		412,770
1,335	Genworth Financial, Inc.	7.70		06/15/20		1,478,081
920	Goldman Sachs Group, Inc. (The)	5.75		01/24/22		1,089,606
960	Goldman Sachs Group, Inc. (The)	6.75		10/01/37		1,091,460

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited) continued

$ 1,100	Goodman Funding Pty Ltd. (Australia) (a)	6.375%		04/15/21	$1,251,730
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	362,781
1,250	Hartford Financial Services Group, Inc.	5.50		03/30/20	1,454,554
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	859,594
615	HCP, Inc.	5.625		05/01/17	703,093
525	Health Care REIT, Inc.	3.75		03/15/23	527,082
430	HSBC Finance Corp.	6.676		01/15/21	510,954
180	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	225,630
550	ING US, Inc. (a)	5.50		07/15/22	597,980
400	JPMorgan Chase Bank NA	6.00		10/01/17	474,035
365	Macquarie Bank Ltd. (Australia) (a)	6.625		04/07/21	404,098
380	Macquarie Group Ltd. (Australia) (a)	6.00		01/14/20	411,787
305	Merrill Lynch & Co., Inc., MTN	6.875		04/25/18	368,082
500	Metlife Capital Trust IV (a)	7.875		12/15/37	617,500
750	Nationwide Building Society (United Kingdom) (a)	6.25		02/25/20	887,089
575	Nationwide Financial Services, Inc. (a)	5.375		03/25/21	615,523
225	Platinum Underwriters Finance, Inc., Series B	7.50		06/01/17	252,285
980	Post Apartment Homes LP	3.375		12/01/22	977,003
895	Principal Financial Group, Inc.	1.85		11/15/17	900,779
850	Protective Life Corp.	7.375		10/15/19	1,034,621
790	Prudential Financial, Inc.	5.625	(e)	06/15/43	822,627
285	Prudential Financial, Inc., MTN	6.625		12/01/37	356,280
575	QBE Capital Funding III Ltd. (Australia) (a)	7.25	(e)	05/24/41	596,058
550	Realty Income Corp.	3.25		10/15/22	539,520
180	Santander Holdings USA, Inc.	3.00		09/24/15	183,421
375	Santander Holdings USA, Inc. (Spain)	4.625		04/19/16	392,358
600	Santander US Debt SAU (Spain) (a)	3.724		01/20/15	603,019
320	SLM Corp., MTN	8.00		03/25/20	367,200
1,000	Societe Generale SA (France)	2.75		10/12/17	1,018,357
570	Standard Chartered Bank (United Kingdom) (a)	6.40		09/26/17	669,277
250	Wachovia Bank NA	6.60		01/15/38	344,365
525	Weingarten Realty Investors	3.375		10/15/22	518,700

					51,675,353

	Industrials (6.2%)
470	Anixter, Inc.	5.625		05/01/19	497,025
810	BAA Funding Ltd. (United Kingdom) (a)	4.875		07/15/21	885,538
370	Ball Corp.	7.375		09/01/19	413,475
560	Bemis Co., Inc.	4.50		10/15/21	607,839
325	Bombardier, Inc. (Canada) (a)	7.75		03/15/20	370,500
875	Burlington Northern Santa Fe LLC	3.05		03/15/22	904,770
895	CRH America, Inc.	6.00		09/30/16	1,006,497
460	CRH America, Inc.	8.125		07/15/18	556,111
640	Eaton Corp. (a)	2.75		11/02/22	639,392
217	General Cable Corp.	4.50	(f)	11/15/29	235,174
430	Holcim US Finance Sarl & Cie SCS (Switzerland) (a)	6.00		12/30/19	488,425
625	Koninklijke Philips Electronics N.V. (Netherlands)	3.75		03/15/22	676,941
650	L-3 Communications Corp.	4.95		02/15/21	734,642
425	Lafarge SA (France) (a)	6.20		07/09/15	461,125
462	Odebrecht Finance Ltd. (Brazil) (a)	6.00		04/05/23	536,498
825	Schneider Electric SA (France) (a)	2.95		09/27/22	833,270
120	Sonoco Products Co.	4.375		11/01/21	128,909
390	Sonoco Products Co.	5.75		11/01/40	450,573
170	Trinity Industries, Inc.	3.875		06/01/36	190,931
475	Waste Management, Inc.	2.90		09/15/22	470,975

					11,088,610

	Technology (2.7%)
700	Dun & Bradstreet Corp. (The)	3.25		12/01/17	708,213
715	Hewlett-Packard Co.	4.65		12/09/21	719,083
725	Intel Corp.	2.70		12/15/22	725,558
164	Intel Corp.	2.95		12/15/35	170,868
179	Lam Research Corp.	1.25		05/15/18	177,769

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited) continued

$ 175	Microsoft Corp. (a)(g)	0.00%	06/15/13	$175,984
400	NetApp, Inc.	2.00	12/15/17	399,042
166	Nuance Communications, Inc.	2.75	11/01/31	181,044
1,200	Oracle Corp.	1.20	10/15/17	1,204,958
242	SanDisk Corp.	1.50	08/15/17	281,930

				4,744,449

	Utilities (5.7%)
290	CEZ AS (Czech Republic) (a)	4.25	04/03/22	311,878
295	CMS Energy Corp.	5.05	03/15/22	330,242
170	CMS Energy Corp.	6.25	02/01/20	199,395
525	EDP Finance BV (Portugal) (a)	4.90	10/01/19	523,286
575	Enel Finance International N.V. (Italy) (a)	5.125	10/07/19	608,565
300	Entergy Gulf States Louisiana LLC	6.00	05/01/18	356,325
2,400	Exelon Generation Co., LLC	4.00	10/01/20	2,527,147
1,060	FirstEnergy Solutions Corp.	6.80	08/15/39	1,195,101
500	Iberdrola Finance Ireland Ltd. (Spain) (a)	5.00	09/11/19	524,543
215	Indianapolis Power & Light Co. (a)	6.30	07/01/13	220,940
550	ONEOK Partners LP	6.125	02/01/41	661,812
1,000	PPL WEM Holdings PLC (a)	3.90	05/01/16	1,053,877
540	Puget Energy, Inc.	6.50	12/15/20	609,382
140	Toledo Edison Co. (The)	7.25	05/01/20	178,227
845	TransAlta Corp. (Canada)	4.50	11/15/22	858,353

				10,159,073

	Total Corporate Bonds (Cost $145,136,897)			159,204,585

	Asset-Backed Securities (1.4%)
	CVS Pass-Through Trust
1,262	................................	6.036	12/10/28	1,479,402
773	(a)................................	8.353	07/10/31	1,068,312

	Total Asset-Backed Securities (Cost $2,047,118)			2,547,714

	Municipal Bond (0.1%)
190	Illinois State Toll Highway Authority, Highway Revenue, Build America Bonds (Cost $190,000)	6.184	01/01/34	236,451

NUMBER OF SHARES
	Convertible Preferred Stocks (0.4%)
	Diversified Financial Services (0.2%)
250	Bank of America Corp., Series L			283,750

	Electric Utilities (0.1%)
3,100	PPL Corp.			162,161

	Oil, Gas & Consumable Fuels (0.1%)
5,076	Apache Corp., Series D			231,973

	Total Convertible Preferred Stocks (Cost $658,751)			677,884

PRINCIPAL AMOUNT (000)
	Short-Term Investments (0.2%)
	U.S. Treasury Securities
	U.S. Treasury Bills
$ 20	(h)(i)................................	0.119	02/21/13	19,997
15	(h)(i)................................	0.120	02/21/13	14,997
15	(h)(i)................................	0.128	02/21/13	14,997
272	(h)(i)................................	0.129	02/21/13	271,951

	Total Short-Term Investments (Cost $321,942)			321,942

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited) continued

Total Investments (Cost $148,354,708) (j)(k)	91.3%	162,988,576
Other Assets in Excess of Liabilities	8.7	15,495,674

Net Assets	100.0%	$178,484,250

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.
REIT	Real Estate Investment Trust.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security trades on the Hong Kong exchange.
(c)	For the three months ended December 31, 2012, there were no transactions in Citigroup, Inc; Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.
(d)	Perpetual — Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time then reverts to a floating rate. The interest shown is the rate in effect at December 31, 2012.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2012.
(f)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2012. Maturity date disclosed is the ultimate maturity date.
(g)	Capital appreciation bond.
(h)	A portion or all of this security has been physically segregated in connection with open futures contracts.
(i)	Rate shown is the yield to maturity at December 31, 2012.
(j)	Securities are available for collateral in connection with open foreign currency exchange contracts, futures contracts and swap agreements.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited) continued

Foreign Currency Exchange Contracts Open at December 31, 2012:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
Wells Fargo Bank	EUR	368,282	$481,526	01/10/13	$(4,617)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited) continued

Futures Contracts Open at December 31, 2012:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
241	Long	U.S. Treasury 5 yr. Note, Mar-13	$29,983,789	$(43,849)
117	Long	U.S. Treasury 2 yr. Note, Mar-13	25,794,844	4,812
63	Long	U.S. Treasury Ultra Long Bond, Mar-13	10,243,406	(187,969)
14	Short	U.S. Treasury 30 yr. Bond, Mar-13	(2,065,000)	28,492
210	Short	U.S. Treasury 10 yr. Note, Mar-13	(27,884,062)	99,519

		Net Unrealized Depreciation		$(98,995)

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited) continued

Credit Default Swap Agreements Open at December 31, 2012:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION† (unaudited)
JPMorgan Chase CDX.NA. IG 19	Sell	$1,825	1.00%	12/20/2017	$3,207	$1,450	$4,657	NR
JPMorgan Chase Kohl’s Corporate	Buy	1,825	1.00	12/20/2017	58,101	63,232	121,333	BBB+

Total Credit Default Swaps		$3,650			$61,308	$64,682	$125,990

Morgan Stanley Income Securities Inc.

Portfolio of Investments ■ December 31, 2012 (unaudited) continued

Interest Rate Swap Agreements Open at December 31, 2012:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Barclays Capital	$3,570	3 Month LIBOR	Receive	0.81%	09/24/17	$(12,546)
Credit Suisse	11,300	3 Month LIBOR	Receive	0.39	09/25/14	(17,987)
Credit Suisse	5,360	3 Month LIBOR	Receive	0.82	09/13/17	(22,601)
Deutsche Bank	8,896	3 Month LIBOR	Receive	0.82	07/24/17	(56,046)
Goldman Sachs	1,900	3 Month LIBOR	Receive	2.42	03/22/22	(133,875)
JPMorgan Chase	922	3 Month LIBOR	Receive	2.43	03/22/22	(66,244)

		Total Unrealized Depreciation				$(309,299)

LIBOR	London Interbank Offered Rate.
NR	Not Rated.
†	Credit rating as issued by Standard & Poor’s.

Currency Abbreviations
EUR	Euro.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments ■ December 31, 2012 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The prices provided by a pricing service take into account broker-dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s fair value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2012.

INSERT FAS 157 TABLE

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of December 31, 2012, the Fund did not have any investments transfer between investment levels.

FAS157 TABLE

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$159,204,585	$—	$159,204,585
Asset-Backed Securities	—	2,547,714	—	2,547,714
Municipal Bond	—	236,451	—	236,451

Total Fixed Income Securities	—	161,988,750	—	161,988,750

Convertible Preferred Stocks	677,884	—	—	677,884
Short-Term Investment – U.S. Treasury Securities	—	321,942	—	321,942
Futures Contracts	132,823	—	—	132,823
Credit Default Swap Agreements	—	61,308	—	61,308

Total Assets	810,707	162,372,000	—	163,182,707

Liabilities:
Foreign Currency Exchange Contracts	—	(4,617)	—	(4,617)
Futures Contracts	(231,818)	—	—	(231,818)
Interest Rate Swap Agreements	—	(309,299)	—	(309,299)

Total Liabilities	(231,818)	(313,916)	—	(545,734)

Total	$578,889	$162,058,084	$—	$162,636,973

Item 2.	Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
February 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
February 19, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2013